Statements of Cash Flows - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (215,218)	$ 983,439
Adjustments to reconcile net income (loss) to net cash used in operating activities
Realized and unrealized gains on investments held in the Trust Account	(11,336)	(2,978,570)
Changes in operating assets and liabilities:
Prepaid expenses	(331,557)	183,022
Accrued offering costs	349,109	(349,109)
Accrued expenses	158,930	971,645
Net cash used in operating activities	(50,072)	(1,189,573)
Cash flows from investing activities:
Funds deposited into the Trust Account	(204,102,000)
Net cash used in investing activities	(204,102,000)
Cash flows from financing activities:
Proceeds from sale of units	200,010,000	0
Proceeds from sale of warrants	8,638,500	0
Offering costs	(4,085,626)
Proceeds from sale of Representative Shares	500,000
Proceeds from issuance of ordinary shares to Sponsor	25,000
Proceeds from Sponsor note	300,000
Repayment of sponsor note	(300,000)
Proceeds from related party funding	332,026	4,734
Repayment of related party funding	(332,026)
Proceeds from convertible note – related party		300,000
Net cash provided by financing activities	205,087,879	304,734
Net change in cash	935,802	(884,839)
Cash at beginning of period	0	935,802
Cash at end of period	935,802	50,963
Non-cash financing activities:
Deferred underwriting commissions	6,525,000	0
Initial classification of Class A ordinary shares subject to possible redemption	204,102,000	0
Remeasurement of Class A ordinary shares to redemption value	$ 20,543,086	$ 2,989,906